Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2016
Basic and diluted net income per share [Abstract]
Schedule of calculation of basic and diluted net income per share
Basic and diluted net income per share for the years ended December 31, 2014, 2015 and 2016 are calculated as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Net income attributable to the Company	1,064,472	1,033,243	1,523,918
Interest expenses of convertible notes	-	-	81,085
Numerator for diluted income per share	1,064,472	1,033,243	1,605,003

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,153,140,699	1,125,189,978	1,127,343,312
Dilutive effect of share options	10,372,442	2,711,486	684,455
Dilutive effect of restricted shares	2,604,789	-	-
Dilutive effect of restricted share units	32,425,543	22,929,699	15,816,362
Dilutive effect of convertible bonds	-	-	72,267,200
Denominator for diluted calculation	1,198,543,473	1,150,831,163	1,216,111,329

Basic net income per Class A and Class B common share	0.92	0.92	1.35
Diluted net income per Class A and Class B common share	0.89	0.90	1.32
Basic net income per ADS*	18.46	18.37	27.04
Diluted net income per ADS*	17.76	17.96	26.40

*	Each ADS represents 20 Class A common shares.